DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 193	$ 114
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	$ 193	$ 114